Not FDIC Insured May Lose Value No Bank Guarantee
1153-Q1PH

Schedule of Investments
(unaudited)
Franklin New York Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 8

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited), December 31, 2025
Franklin New York Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.2%
Arizona 0.7%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... $ 3,250,000 $ 3,410,751
Florida 2.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,968,000 4,443,671
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 850,000 749,955
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 6,000,000 5,093,944
10,287,570
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 985,000 1,026,917
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.79%, 12/01/45 .................. 230,000 109,542
1,136,459
New York 89.9%
Albany Capital Resource Corp. ,
Revenue , 2025 A , 5% , 5/01/38 ........................................ 500,000 561,815
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 4.5% , 6/01/44 ..... 465,000 440,102
Allegany County Capital Resource Corp. , Alfred University , Revenue , 2024 , 5.25% ,
4/01/44 ......................................................... 1,500,000 1,537,600
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 . 3,750,000 3,997,025
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,577,553
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/35 .............................. 1,015,000 936,843
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AG Insured ,
2.375% , 7/01/40 ................................................... 5,250,000 3,996,056
Buffalo Sewer Authority , Revenue , 2025 A , 5% , 6/15/50 ....................... 3,500,000 3,672,515
Build NYC Resource Corp. ,
487 West 129th street Transitional Housing Development Fund Corp. Obligated
Group , Revenue , 2025 A , 5.375% , 12/01/46 ............................ 750,000 803,651
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/26 ............ 110,000 109,751
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/27 ............ 100,000 100,651
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/28 ............ 225,000 225,374
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/29 ............ 100,000 100,138
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/30 ............ 100,000 100,075
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/31 ............ 100,000 99,875
Classical Charter School, Inc. , Revenue , 2023 A , 4% , 6/15/33 ................ 1,580,000 1,573,418
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/32 ...... 325,000 344,450
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/45 ...................... 1,000,000 1,054,194
c
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 1,500,000 1,522,749
City of Long Beach , GO , 2020 A , 5% , 9/01/26 .............................. 1,370,000 1,391,394
City of New York ,
GO , 2018 E-1 , 5.25% , 3/01/31 ........................................ 5,000,000 5,265,829
GO , 2019 D-1 , 5% , 12/01/35 ......................................... 5,015,000 5,282,588
GO , 2020 D-1 , BAM Insured , 4% , 3/01/41 ............................... 2,500,000 2,502,553
GO , 2024 C , 5% , 3/01/42 ............................................ 1,000,000 1,073,324
GO , 2025 C-1 , 5% , 9/01/44 .......................................... 1,000,000 1,055,606
GO , 2025 E , 5.25% , 8/01/50 ......................................... 1,900,000 1,997,191
GO , 2025 E , 5% , 8/01/54 ............................................ 1,500,000 1,539,960
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 250,000 262,729
GO , 2026 D , 5% , 10/01/36 ........................................... 1,000,000 1,154,340

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
a
Clinton County Capital Resource Corp. , Clinton-Essex-Warren-Washington Board of
Cooperative Educational Services , Revenue , 144A, 2025 , 4.5% , 7/01/40 ........ $ 500,000 $ 517,058
County of Suffolk ,
GO , 2018 B , AG Insured , 4% , 10/15/30 ................................. 6,310,000 6,371,351
GO , 2018 B , AG Insured , 3.375% , 10/15/31 .............................. 6,370,000 6,390,781
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/29 ...... 150,000 159,690
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/30 ...... 150,000 162,156
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 200,000 219,099
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 5% , 7/01/26 ..... 1,015,000 1,023,347
Empire State Development Corp. ,
State of New York Sales Tax , Revenue , 2019 A , Refunding , 5% , 3/15/38 ......... 5,120,000 5,439,382
State of New York Sales Tax , Revenue , 2023 A , 5% , 3/15/52 ................. 5,010,000 5,145,399
Genesee County Funding Corp. (The) ,
Revenue , 2025 A , 5% , 12/01/44 ....................................... 1,000,000 1,027,824
Revenue , 2025 A , 5% , 12/01/45 ....................................... 1,500,000 1,530,115
Rochester Regional Health Obligated Group , Revenue , 2022 A , Refunding , 5.25% ,
12/01/52 ....................................................... 2,000,000 2,018,753
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/37 ................. 550,000 558,963
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/38 ................. 520,000 526,200
Long Island Power Authority ,
Revenue , 2019 A , 4% , 9/01/35 ........................................ 15,700,000 15,954,242
Revenue , 2024 A , Refunding , 5% , 9/01/44 ............................... 1,250,000 1,327,892
Revenue , 2025 , Refunding , 5% , 9/01/39 ................................. 1,500,000 1,709,158
Metropolitan Transportation Authority ,
b
Revenue , 2017 C-2 , Refunding , 4.22%, 11/15/39 .......................... 15,000,000 8,458,252
Revenue , 2024 A , Refunding , 5% , 11/15/44 .............................. 5,000,000 5,255,772
Revenue , 2025 A , Refunding , 5.25% , 11/15/55 ............................ 750,000 784,586
Revenue , 2025 B , Refunding , 5% , 11/15/35 .............................. 850,000 984,318
b
Dedicated Tax Fund , Revenue , 2012 A , Refunding , 3.12%, 11/15/32 ............ 30,000,000 24,290,310
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/26 ...... 980,000 991,777
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/27 ...... 1,035,000 1,061,752
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 1,000,000 1,072,741
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,000,000 1,067,450
a
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/40 . 630,000 633,994
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 4% , 7/01/33 ........................... 750,000 758,132
New York City Housing Development Corp. ,
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 2,750,000 2,837,493
c
East 124th Street LLC , Revenue , 2008 A , LOC FHLMC , Mandatory Put , 2.1% ,
10/01/29 ....................................................... 5,000,000 4,821,384
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AG Insured , 4% , 1/01/32 . 3,250,000 3,408,956
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AG Insured , 3% , 3/01/39 .... 2,500,000 2,290,820
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2018 CC-1 , 4% , 6/15/37 .................. 5,000,000 5,007,659
Water & Sewer System , Revenue , 2024 CC-1 , 5.25% , 6/15/54 ................ 3,590,000 3,778,337
Water & Sewer System , Revenue , 2024 CC-2 , Refunding , 5% , 6/15/46 ......... 1,590,000 1,666,522
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. 5,500,000 5,816,012
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2025 E , 5% , 11/01/47 ....................... 1,000,000 1,039,371
Future Tax Secured , Revenue, Sub. Lien , 2016 E-1 , 5% , 2/01/39 .............. 9,000,000 9,019,986

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured , Revenue, Sub. Lien , 2018 B-1 , 4% , 8/01/35 .............. $ 4,000,000 $ 4,036,327
Future Tax Secured , Revenue, Sub. Lien , 2020 B-1 , 4% , 11/01/41 ............. 7,200,000 7,149,656
Future Tax Secured , Revenue, Sub. Lien , 2025 D , 5% , 5/01/46 ............... 1,800,000 1,885,492
Future Tax Secured , Revenue, Sub. Lien , 2026 B , 5% , 5/01/39 ................ 1,250,000 1,414,971
State of New York , Revenue , 2018 S-1 , Refunding , 5% , 7/15/29 ............... 8,215,000 8,515,649
State of New York , Revenue , 2019 S-3 A , Refunding , 5% , 7/15/34 ............. 10,000,000 10,528,326
c
New York Energy Finance Development Corp. , Revenue , 2025 , Mandatory Put , 5% ,
12/01/33 ........................................................ 2,250,000 2,385,817
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 1.9% , 11/15/31 ............................. 2,000,000 1,790,931
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 13,305,000 15,568,787
New York State Dormitory Authority ,
Revenue , 2020 A , Pre-Refunded , AG Insured , 5% , 10/01/34 .................. 5,000 5,328
Revenue , 2025 A , AG Insured , 5% , 10/01/39 ............................. 1,000,000 1,127,524
Barnard College , Revenue , 2025 A , Refunding , 5% , 7/01/50 .................. 1,250,000 1,274,198
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/27 570,000 570,789
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/28 665,000 665,513
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,150,000 1,001,762
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 900,000 808,391
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/27 ................................................... 1,000,000 1,010,824
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/28 ................................................... 1,800,000 1,811,175
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 1,000,000 1,004,692
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/27 ...................... 325,000 333,616
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/28 ...................... 275,000 286,207
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/29 ...................... 275,000 290,425
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/30 ...................... 325,000 347,809
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,350,000 1,394,942
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/44 ................. 500,000 532,843
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5% , 7/01/45 ............ 2,250,000 2,276,588
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,000,000 1,028,757
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/33 ............... 12,000,000 12,415,110
New York University , Revenue , 2019 A , 5% , 7/01/42 ........................ 6,040,000 6,301,103
New York University , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ............. 1,000,000 1,056,905
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 1,000,000 894,302
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 1,000,000 1,031,218
Northwell Health Obligated Group , Revenue , 2025 A , Refunding , 5% , 5/01/43 .... 1,500,000 1,581,494
Pace University , Revenue , 2024 A , 5.25% , 5/01/43 ......................... 875,000 910,541
Pace University , Revenue , 2024 A , 5.25% , 5/01/44 ......................... 450,000 464,799
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/39 .............. 1,000,000 1,048,291
Roswell Park Cancer Institute Corp. Obligated Group , Revenue , 2025 A , AG Insured ,
5% , 7/01/37 .................................................... 750,000 854,875
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/31 ............... 3,550,000 3,749,452
St. Joseph's College , Revenue , 2021 , 4% , 7/01/35 ......................... 200,000 183,287
State of New York Personal Income Tax , Revenue , 2017 A , 4% , 2/15/33 ......... 9,990,000 10,077,581
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 4% ,
2/15/33 ........................................................ 10,000 10,167
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5.25% ,
3/15/37 ........................................................ 7,000,000 7,390,432
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5% , 3/15/42 1,000,000 1,082,360
State of New York Personal Income Tax , Revenue , 2025 A , Refunding , 5% , 3/15/49 5,000,000 5,185,100
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/33 ................. 5,060,000 5,138,165
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/43 ................. 10,000,000 10,242,538

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/48 ................. $ 4,000,000 $ 4,172,512
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 2,000,000 2,027,376
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 .. 3,000,000 3,107,858
Rochester Gas and Electric Corp. , Revenue , 2004 B , 4% , 5/15/32 ............. 2,000,000 2,048,679
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System , Revenue , 2025 C , Refunding , 5% , 6/15/47 . 4,000,000 4,292,072
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/35 ........ 5,000,000 5,270,098
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/37 ........................................ 7,000,000 7,072,711
Revenue , L , Refunding , 5% , 1/01/32 ................................... 1,750,000 1,834,005
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/30 .......................... 1,310,000 1,349,522
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 3,500,000 3,599,707
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 4,000,000 4,174,176
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 3,500,000 3,673,828
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/34 ............ 1,250,000 1,260,795
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 1,000,000 954,470
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/29 ... 500,000 531,105
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/30 ... 150,000 161,453
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/31 ... 400,000 429,731
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/29 ... 3,150,000 3,409,743
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/31 ... 3,065,000 3,365,626
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/32 ... 5,255,000 5,749,274
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,850,000 2,015,753
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/41 ............................ 935,000 980,900
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.5% , 6/30/42 ................... 1,080,000 1,142,814
JFK NTO LLC , Revenue , 2024 , 5.25% , 6/30/43 ........................... 1,880,000 1,936,870
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/50 .............................. 2,250,000 2,393,717
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 5% , 7/01/29 ........................... 330,000 347,840
Le Moyne College , Revenue , 2021 , 5% , 7/01/30 ........................... 320,000 341,631
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/26 .................. 535,000 538,741
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/28 .................. 595,000 618,378
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/30 .................. 655,000 699,276
Syracuse University , Revenue , 2025 , 5.25% , 12/01/45 ...................... 1,000,000 1,093,668
Port Authority of New York & New Jersey ,
Revenue , 209th , Refunding , 5% , 7/15/34 ................................ 10,000,000 10,558,494
Revenue , 234th , Refunding , 5.25% , 8/01/40 .............................. 2,000,000 2,171,872
Revenue , 244 , Refunding , 5% , 7/15/44 ................................. 600,000 642,981
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 1,600,000 1,738,187
Revenue , 249 , Refunding , 5% , 10/15/35 ................................. 1,000,000 1,134,201
Riverhead Industrial Development Agency ,
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 4.5% ,
8/01/35 ........................................................ 975,000 1,021,646
Riverhead Charter School Obligated Group , Revenue , 2025 , Refunding , 5% , 8/01/40 500,000 522,147
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 A , Refunding , 5% , 9/01/33 ............... 270,000 280,875
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/33 ............... 455,000 473,326
State of New York , GO , 2023 A , 5% , 3/15/41 ............................... 2,000,000 2,210,932
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ............... 5,000,000 4,453,568
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 5% , 6/01/27 ............................. 2,230,000 2,291,857
Revenue , 2021 A-2 , Refunding , 5% , 6/01/30 ............................. 1,500,000 1,614,761
Revenue , 2021 A-2 , Refunding , 5% , 6/01/31 ............................. 1,250,000 1,357,114

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Suffolk Tobacco Asset Securitization Corp., (continued)
Revenue , 2021 A-2 , Refunding , 5% , 6/01/34 ............................. $ 2,250,000 $ 2,386,578
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 5% , 7/01/29 ................................. 1,275,000 1,335,773
Revenue , 2021 , Refunding , 5% , 7/01/30 ................................. 1,415,000 1,500,339
Revenue , 2021 , Refunding , 5% , 7/01/32 ................................. 1,000,000 1,065,234
Triborough Bridge & Tunnel Authority ,
Revenue , 2018 D , 5% , 11/15/33 ....................................... 1,300,000 1,439,439
Revenue , 2024 A-1 , 5% , 11/15/45 ..................................... 2,000,000 2,126,002
Revenue , 2025 A-1 , 5% , 11/15/42 ..................................... 2,065,000 2,274,387
b
Revenue, Sub. Lien , 2013 A , Refunding , 3.01%, 11/15/30 .................... 14,175,000 12,266,010
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5% , 5/15/46 .................................... 1,000,000 1,046,678
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 5,000,000 5,260,013
Real Estate Transfer Tax , Revenue , 2025 A , 5.25% , 12/01/54 ................. 1,500,000 1,582,451
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/33 ...... 2,000,000 2,165,624
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 3,000,000 3,212,167
Troy Local Development Corp. , Revenue , 2025 , 5% , 9/01/56 ................... 1,000,000 994,210
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The) , Revenue , 2018 A , Refunding , 5% , 1/01/33 .............. 2,700,000 2,892,406
Lincoln Center for the Performing Arts, Inc. , Revenue , 2016 A , Refunding , 5% ,
12/01/26 ....................................................... 2,500,000 2,555,830
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,000,000 1,108,928
Westchester County Local Development Corp. ,
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 750,000 825,848
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AG
Insured , 5% , 11/01/47 ............................................. 2,050,000 2,104,393
467,280,042
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 2,935,000 2,581,826
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,471,324
Wisconsin 1.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,585,000 4,776,170
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 1,050,000 501,763
a
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 2,650,000 2,682,189
7,960,122
U.S. Territories 0.1%
Guam 0.1%
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 ..
750,000 809,329
Total Municipal Bonds (Cost $ 497,316,923 ) .....................................
494,937,423
a a a a

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 9.
Short Term Investments 3.6%
a a
Principal
Amount
a
Value
Municipal Bonds 3.6%
New York 3.6%
d
City of New York ,
GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 2.6% , 3/01/44 ........... $ 3,000,000 $ 3,000,000
GO , 2020 B-3 , Daily VRDN and Put , 2.5% , 10/01/46 ....................... 1,000,000 1,000,000
d
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 2.35% , 1/01/34 9,600,000 9,600,000
d
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , BB-1 A , SPA State Street Bank & Trust Co. , Daily
VRDN and Put , 2.5% , 6/15/49 ....................................... 2,090,000 2,090,000
Water & Sewer System , Revenue, Sub. Lien , 2022 DD , Refunding , Daily VRDN and
Put , 2.5% , 6/15/33 ............................................... 3,000,000 3,000,000
18,690,000
Total Municipal Bonds (Cost $ 18,690,000 ) ......................................
18,690,000
Total Short Term Investments (Cost $ 18,690,000 ) ................................
18,690,000
a
Total Investments (Cost $ 516,006,923 ) 98.8% ...................................
$513,627,423
Other Assets, less Liabilities 1.2% .............................................
6,164,448
Net Assets 100.0% ...........................................................
$519,791,871
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $21,776,123, representing 4.2% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.